COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.17

Loan Number	Deal ID	Seller Loan ID	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
XXXX	4350112566	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	CLOSED	XXXX	WAIVED	2024NY1004-30R-1	CREDIT	EXCESSIVE LTV, ARLTV, OR LTC RATIO	70% LTV > 65% MAXIMUM ALLOWED. TOORAK TO OPINE	XXXX	XXXX	XXXX: Rcvd approval from Investor (XXXX) to allow for waiver of 2 points on the FICO so that 70% LTV is acceptable. Comp factors: DSCR above 1.5, Credit history is clean	XXXX		C	B	C	B	C	B	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
XXXX	4350112566	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	CLOSED	XXXX	CLEAR	2024NY1004-30R-2	CREDIT	CLOSING DISCLOSURE/SETTLEMENT STATEMENT MISSING OR DEFECTIVE	MISSING MONTHLY BREAKDOWN OF TAX AND INSURANCE ESCROWS. PROVIDE UPDATED SETTLEMENT STATEMENT	XXXX	XXXX	XXXX: RECEIVED	XXXX		C	B	C	A	C	B	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A